PREPAYMENTS AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2018
PREPAYMENTS AND OTHER CURRENT ASSETS.
PREPAYMENTS AND OTHER CURRENT ASSETS

6.   PREPAYMENTS AND OTHER CURRENT ASSETS

As of December 31, 2017 and 2018, VAT prepayments amounting to RMB522,129 and RMB 697,112 (US$101,391), respectively, are included in prepayments and other current assets.